Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” (as defined under SEC rules) and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section beginning on page 27.
The following table sets forth information regarding the compensation of our former President and Chief Executive Officer, David Auld, and the average compensation of our other named executive officers (NEOs) for the years listed, as well as certain financial performance measures of the Company for the three most recently completed fiscal years. Mr. Auld was our principal executive officer (“PEO”) in the years presented.

Year	Summary Compensation Table Total for Mr. Auld (1)	Compensation Actually Paid to Mr. Auld (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (7) (in millions)	Pre-Tax Income (8) (in millions)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2023	$32,082,857	$47,028,337	$17,370,023	$26,652,166	$146.46	$145.19	$4,795.2	$6,314.7

2022	$29,996,862	$26,181,129	$16,279,137	$13,299,571	$90.89	$88.95	$5,895.6	$7,629.7

2021	$30,571,596	$51,287,681	$23,003,394	$35,128,198	$112.08	$112.30	$4,191.2	$5,356.3

(1)
David V. Auld was our President and Chief Executive Officer in each of the fiscal years presented and currently serves as Executive Vice Chair. The dollar amounts in this column are the amounts reported for Mr. Auld for each of the corresponding fiscal years in the “Total” column in the Summary Compensation Table on page 4
4
.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Auld, as computed in accordance with Item 402(v) of Regulation
S-K,
and do not reflect the total compensation actually realized or received by Mr. Auld. In accordance with these rules, these amounts reflect the “Total” as set forth in the Summary Compensation Table for each fiscal year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Mr. Auld	2023	2022	2021

Summary Compensation Table (SCT) total compensation	$32,082,857	$29,996,862	$30,571,596

Less: value of stock awards reported in SCT for the fiscal year	(24,791,961)	(21,987,160)	(8,145,841)

Plus: year-end fair value of outstanding and unvested stock awards granted in the fiscal year	17,771,741	15,200,693	13,673,255

Plus: fair value as of the vesting date of stock awards granted and vested in the fiscal year	6,314,648	6,999,862	11,425,435

Plus (or less, if negative): change in fair value from prior fiscal year end to the applicable fiscal year end of outstanding and unvested stock awards granted in prior fiscal years	8,639,441	(2,773,163)	1,555,460

Plus (or less, if negative): change in fair value from prior fiscal year end to vesting date of stock awards granted in prior fiscal years that vested in the fiscal year	7,011,611	(1,255,965)	2,207,776

Less: prior year-end fair value of any stock awards forfeited during the fiscal year	—	—	—

Compensation actually paid to David V. Auld	$47,028,337	$26,181,129	$51,287,681

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Auld)
(Non-PEO
NEOs) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The
Non-PEO
NEOs for the fiscal years presented were as follows:

2023	2022	2021

Donald R. Horton	Donald R. Horton	Donald R. Horton

Michael J. Murray	Michael J. Murray	Michael J. Murray

Paul J. Romanowski	Paul J. Romanowski	Bill W. Wheat

Bill W. Wheat	Bill W. Wheat

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect the “Total” as set forth in the Summary Compensation Table for each fiscal year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Average Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021

Average Summary Compensation Table (SCT) total compensation	$17,370,023	$16,279,137	$23,003,394

Less: average value of stock awards reported in SCT for the fiscal year	(11,010,902)	(9,061,487)	(7,641,207)

Plus: average year-end fair value of outstanding and unvested stock awards granted in the fiscal year	9,098,177	7,392,807	12,438,896

Plus: average fair value as of the vesting date of stock awards granted and vested in the fiscal year	1,578,662	1,749,966	3,808,478

Plus (or less, if negative): average change in fair value from prior fiscal year end to the applicable fiscal year end of outstanding and unvested stock awards granted in prior fiscal years	4,876,345	(2,252,841)	1,616,589

Plus (or less, if negative): average change in fair value from prior fiscal year end to vesting date of stock awards granted in prior fiscal years that vested in the fiscal year	4,739,861	(808,011)	1,902,048

Less: prior year-end fair value of any stock awards forfeited during the fiscal year	—	—	—

Average compensation actually paid to Non-PEO NEOs	$26,652,166	$13,299,571	$35,128,198

(5)	Total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made on September 30, 2020 and all dividends were reinvested until the last day of each reported fiscal year.

(6)
For purposes of this peer group TSR disclosure, we have used the S&P 1500 Homebuilding Index, which is the peer group used in the Company’s stock performance graph in our annual report on Form
10-K
for the 2023 fiscal year.

(7)	The dollar amounts reported in this column are the net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(8)
The dollar amounts reported in this column are the amount of pre-tax
income reflected in the Company’s audited financial statements for the applicable fiscal year. We selected pre-tax
income as our company-selected financial measure because this is the key annual performance metric employed under our executive compensation program.

Company Selected Measure Name	Pre-Tax Income
Named Executive Officers, Footnote
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Auld)
(Non-PEO
NEOs) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The
Non-PEO
NEOs for the fiscal years presented were as follows:

2023	2022	2021

Donald R. Horton	Donald R. Horton	Donald R. Horton

Michael J. Murray	Michael J. Murray	Michael J. Murray

Paul J. Romanowski	Paul J. Romanowski	Bill W. Wheat

Bill W. Wheat	Bill W. Wheat

Peer Group Issuers, Footnote
(6)
For purposes of this peer group TSR disclosure, we have used the S&P 1500 Homebuilding Index, which is the peer group used in the Company’s stock performance graph in our annual report on Form
10-K
for the 2023 fiscal year.

PEO Total Compensation Amount	$ 32,082,857	$ 29,996,862	$ 30,571,596
PEO Actually Paid Compensation Amount	$ 47,028,337	26,181,129	51,287,681
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Auld, as computed in accordance with Item 402(v) of Regulation
S-K,
and do not reflect the total compensation actually realized or received by Mr. Auld. In accordance with these rules, these amounts reflect the “Total” as set forth in the Summary Compensation Table for each fiscal year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Mr. Auld	2023	2022	2021

Summary Compensation Table (SCT) total compensation	$32,082,857	$29,996,862	$30,571,596

Less: value of stock awards reported in SCT for the fiscal year	(24,791,961)	(21,987,160)	(8,145,841)

Plus: year-end fair value of outstanding and unvested stock awards granted in the fiscal year	17,771,741	15,200,693	13,673,255

Plus: fair value as of the vesting date of stock awards granted and vested in the fiscal year	6,314,648	6,999,862	11,425,435

Plus (or less, if negative): change in fair value from prior fiscal year end to the applicable fiscal year end of outstanding and unvested stock awards granted in prior fiscal years	8,639,441	(2,773,163)	1,555,460

Plus (or less, if negative): change in fair value from prior fiscal year end to vesting date of stock awards granted in prior fiscal years that vested in the fiscal year	7,011,611	(1,255,965)	2,207,776

Less: prior year-end fair value of any stock awards forfeited during the fiscal year	—	—	—

Compensation actually paid to David V. Auld	$47,028,337	$26,181,129	$51,287,681

Non-PEO NEO Average Total Compensation Amount	$ 17,370,023	16,279,137	23,003,394
Non-PEO NEO Average Compensation Actually Paid Amount	$ 26,652,166	13,299,571	35,128,198
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect the “Total” as set forth in the Summary Compensation Table for each fiscal year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Average Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021

Average Summary Compensation Table (SCT) total compensation	$17,370,023	$16,279,137	$23,003,394

Less: average value of stock awards reported in SCT for the fiscal year	(11,010,902)	(9,061,487)	(7,641,207)

Plus: average year-end fair value of outstanding and unvested stock awards granted in the fiscal year	9,098,177	7,392,807	12,438,896

Plus: average fair value as of the vesting date of stock awards granted and vested in the fiscal year	1,578,662	1,749,966	3,808,478

Plus (or less, if negative): average change in fair value from prior fiscal year end to the applicable fiscal year end of outstanding and unvested stock awards granted in prior fiscal years	4,876,345	(2,252,841)	1,616,589

Plus (or less, if negative): average change in fair value from prior fiscal year end to vesting date of stock awards granted in prior fiscal years that vested in the fiscal year	4,739,861	(808,011)	1,902,048

Less: prior year-end fair value of any stock awards forfeited during the fiscal year	—	—	—

Average compensation actually paid to Non-PEO NEOs	$26,652,166	$13,299,571	$35,128,198

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company to link NEO compensation actually paid for the most recently completed fiscal year to the Company’s performance are as follows:

•	Pre-tax income

•	Total shareholder return relative to the S&P 500 Index

•	Return on investment relative to our performance peer group

•	SG&A expense as a percentage of consolidated revenues relative to our performance peer group

•	Gross profit relative to our performance peer group

•	Company stock price

Total Shareholder Return Amount	$ 146.46	90.89	112.08
Peer Group Total Shareholder Return Amount	145.19	88.95	112.3
Net Income (Loss)	$ 4,795,200,000	$ 5,895,600,000	$ 4,191,200,000
Company Selected Measure Amount	6,314,700,000	7,629,700,000	5,356,300,000
PEO Name	Mr. Auld
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax income
Measure:: 2
Pay vs Performance Disclosure
Name	Total shareholder return relative to the S&P 500 Index
Measure:: 3
Pay vs Performance Disclosure
Name	Return on investment relative to our performance peer group
Measure:: 4
Pay vs Performance Disclosure
Name	SG&A expense as a percentage of consolidated revenues relative to our performance peer group
Measure:: 5
Pay vs Performance Disclosure
Name	Gross profit relative to our performance peer group
Measure:: 6
Pay vs Performance Disclosure
Name	Company stock price
PEO | Value of Stock Awards Reported In SCT For The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,791,961)	$ (21,987,160)	$ (8,145,841)
PEO | Fair Value Of Outstanding And Unvested Stock Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,771,741	15,200,693	13,673,255
PEO | Fair Value As of the Vesting Date of Stock Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,314,648	6,999,862	11,425,435
PEO | Fair Value From Prior Fiscal Year End To The Applicable Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,639,441	(2,773,163)	1,555,460
PEO | Fair Value From Prior Fiscal Year End To Vesting Date Of Stock Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,011,611	(1,255,965)	2,207,776
PEO | Fair Value Of Any Stock Awards Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value of Stock Awards Reported In SCT For The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,010,902)	(9,061,487)	(7,641,207)
Non-PEO NEO | Fair Value Of Outstanding And Unvested Stock Awards Granted In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,098,177	7,392,807	12,438,896
Non-PEO NEO | Fair Value As of the Vesting Date of Stock Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,578,662	1,749,966	3,808,478
Non-PEO NEO | Fair Value From Prior Fiscal Year End To The Applicable Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,876,345	(2,252,841)	1,616,589
Non-PEO NEO | Fair Value From Prior Fiscal Year End To Vesting Date Of Stock Awards Granted In Prior Fiscal Years That Vested In The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,739,861	(808,011)	1,902,048
Non-PEO NEO | Fair Value Of Any Stock Awards Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0